Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of Intangible assets

	As of December 31,
	2019	2020
	RMB	RMB
Non-compete agreement	—	6,740
Trademark	—	1,070
Total intangible assets	—	7,810
Less: Accumulated amortization	—	(392)
Total intangible assets, net	—	7,418